Subsequent Events (Details) - USD ($)	1 Months Ended
	May 31, 2023	Apr. 30, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jan. 31, 2022
Subsequent Event [Line Items]
Loss contingency, damages sought, value	$ 610,000		$ 100,000		$ 500,000	$ 2,300,000			$ 213,000
Battery Materials Company
Subsequent Event [Line Items]
Equity investment			$ 300,000	$ 250,000
Noncontrolling interest, ownership percentage			10.00%	10.00%
Class B Common Stock
Subsequent Event [Line Items]
Stock converted (in shares)		1,300,000
Preferred Class B
Subsequent Event [Line Items]
Stock converted (in shares)		1
Class A Common Stock
Subsequent Event [Line Items]
Conversion of stock, shares issued (in shares)		1,300,001		1,428		22,662	201,806	37,500		72,152